Other Receivable (Details) - USD ($)						12 Months Ended
		Jun. 30, 2025	May 31, 2025	Jun. 03, 2024	Apr. 25, 2023	Dec. 31, 2025	May 31, 2026	Dec. 31, 2024	Jan. 17, 2024
Other Receivable [Line Items]
Principal amount						$ 6,000,000
Investment Maturity Date									Jul. 16, 2024
Realized gain						846,247
Repayment received						1,000,000
Other receivable	[1]					$ 2,708		$ 62,009
Forecast [Member]
Other Receivable [Line Items]
Other receivable							$ 5,846,247
Third Party [Member]
Other Receivable [Line Items]
Principal amount					$ 1,000,000
Maturity period					2 years
Additonal extend term of investment			1 year
Investment Maturity Date			Apr. 24, 2026
Another Third Party [Member]
Other Receivable [Line Items]
Principal amount				$ 5,000,000
Maturity period				1 year
Additonal extend term of investment		1 year
Investment Maturity Date		Jun. 02, 2026

[1]	Other receivables primarily consist of reserve funds and social security.